Financial instruments and risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management
Carrying amount	$ 1,993,911	$ 2,517,965	$ 4,928,607
Fair value	$ 1,994,423	$ 2,550,758	$ 4,952,445